Employee Benefits - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Participants Employee	Dec. 31, 2022 Employee Participants
Disclosure Of Defined Benefit Plans [Line Items]
Number of employees sponsored under defined benefit pension plans | Employee	1	99
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 20.0
Contributions to multi-employer plans expensed amount	$ 3.5
TForce Freight pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Weighted-average duration of defined benefit obligation	17 years 7 months 6 days
Number of employees active participation under defined benefit pension plan | Participants	6,895	8,787
TFI International pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Weighted-average duration of defined benefit obligation	9 years 6 months